RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)					12 Months Ended
	Aug. 22, 2022	Aug. 02, 2022	Jun. 02, 2022	Aug. 22, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Related Party Transaction [Line Items]
Related-party transaction rate					3.40%
Due from related parties					$ 47,623
Proceeds from related party debt					60,000	$ 14,000
Long term convertible debt					415,000
Professional fees					$ 67,000	2,000
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Professional fees			$ 140,000
Boris Molchadsky [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction		$ 181,936
Related-party transaction rate		3.40%
Notes payable related parties							$ 135,334
Warrants And SPA Agreements [Member]
Related Party Transaction [Line Items]
Percentage of weighted average cost inventory					25.00%		28.00%
Evergreen Venture Capita LLC [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt				$ 265,000
Debt instrument term				18 months
Interest rate				8.00%
Debt conversion converted instrument types	the note holder can convert the note into shares of common stock at 35% discount to the highest daily trading price over the 10 days’ preceding conversion but in any event not less than $0.10 per share.			the investor can convert the note into shares of common stock at 35% discount to the highest daily trading price over the 10 days’ preceding conversion but in any event not less than $0.10 per share.
Notes payable related parties					$ 25,000		$ 25,000
Long term convertible debt					31,958		$ 24,277
Tanooma Ltd [Member] | Noncontrolling Interest [Member]
Related Party Transaction [Line Items]
Due to related parties current and noncurrent						$ 41,082
Director [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction					$ 136,936
Related-party transaction rate					3.40%